Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts	¥ 16,792	$ 2,419	¥ 13,246
Accounts payable	278,188	40,067	160,891
Insurance premium payables	5,491	791	5,187
Other payables and accrued expenses	314,051	45,233	213,562
Accrued payroll	59,201	8,527	48,150
Income taxes payable	¥ 90,188	$ 12,990	¥ 60,658
Ordinary shares, Authorized shares	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Ordinary shares, issued	1,165,072,926	1,165,072,926	1,155,059,526
Ordinary shares, outstanding	1,165,072,926	1,165,072,926	1,155,059,526
VIEs
Accounts payable			¥ 4,141
Insurance premium payables			1,680
Other payables and accrued expenses			5,720
Accrued payroll			1,625
Income taxes payable			¥ 1,152